INTANGIBLE PROPERTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 150	$ 150	$ 200	$ 200
Accumulated amortization	$ 750		$ 600
Common stock, transferred shares in exchange	1,000,000		1,000,000
Shares issued in exchange par value	$ 1,000		$ 1,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001
Impairment loss	$ 14,320		$ 14,320	$ 0
Dr. Ruggero M. Santilli [Member]
Common stock, shares issued	1,000,000		1,000,000